DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 14.3%
Alphabet, Inc., Class A
9,257 3,520,807
Alphabet, Inc., Class C
7,703 2,899,640
AT&T, Inc.
17,509 434,223
Charter Communications, Inc.,
Class A *
95 13,685
Comcast Corp., Class A
12,197 303,340
Electronic Arts, Inc.
822 165,814
Live Nation Entertainment, Inc. *
182 30,651
Meta Platforms, Inc., Class A
4,351 2,752,051
New York Times Co., Class A
468 35,198
Omnicom Group, Inc.
500 36,355
Pinterest, Inc., Class A *
1,536 30,797
Verizon Communications, Inc.
9,851 470,976
Versant Media Group, Inc.
488 21,052
(Cost $7,162,924)
10,714,589
Consumer Discretionary
— 13.1%
Airbnb, Inc., Class A *
1,237 164,904
Amazon.com, Inc. *
14,164 3,833,345
Aptiv PLC *
1,072 72,832
Aramark
794 42,384
AutoZone, Inc. *
46 135,019
Bath & Body Works, Inc.
742 14,855
Best Buy Co., Inc.
1,550 120,822
Booking Holdings, Inc.
2,492 417,236
BorgWarner, Inc.
1,062 76,273
Chewy, Inc., Class A *
363 8,182
Chipotle Mexican Grill, Inc. *
2,335 74,393
Coupang, Inc. *
3,028 50,265
Crocs, Inc. *
368 43,671
D.R. Horton, Inc.
865 127,233
Darden Restaurants, Inc.
375 76,466
Deckers Outdoor Corp. *
642 73,092
Dick's Sporting Goods, Inc.
258 58,713
Domino's Pizza, Inc.
64 19,877
eBay, Inc.
1,445 157,895
Etsy, Inc. *
339 23,025
Expedia Group, Inc.
486 109,734
Five Below, Inc. *
193 43,880
Floor & Decor Holdings, Inc.,
Class A *
282 14,495
Gap, Inc.
1,407 29,758
Garmin Ltd.
459 107,369
General Motors Co.
2,323 193,367
Gentex Corp.
1,346 32,519
Genuine Parts Co.
145 14,312
Grand Canyon Education, Inc. *
120 17,982
H&R Block, Inc.
768 29,560
Home Depot, Inc.
1,226 388,814
Number
of Shares Value $
Las Vegas Sands Corp.
613 30,999
Lear Corp.
286 40,932
Lennar Corp., Class A
1,171 105,132
LKQ Corp.
655 17,764
Lowe's Cos., Inc.
724 155,197
Lululemon Athletica, Inc. *
406 53,259
Marriott International, Inc.,
Class A
118 44,321
McDonald's Corp.
326 91,019
MGM Resorts International *
657 28,691
Mohawk Industries, Inc. *
202 21,699
NIKE, Inc., Class B
5,341 246,914
NVR, Inc. *
18 109,886
On Holding AG, Class A *
267 10,899
O'Reilly Automotive, Inc. *
2,131 185,141
Pool Corp.
111 20,135
PulteGroup, Inc.
1,350 159,543
Ralph Lauren Corp.
181 65,866
Ross Stores, Inc.
1,240 287,345
Starbucks Corp.
1,294 128,313
Tapestry, Inc.
487 70,839
Tesla, Inc. *
601 261,910
Texas Roadhouse, Inc.
247 44,613
TJX Cos., Inc.
3,932 608,477
Toll Brothers, Inc.
330 45,718
TopBuild Corp. *
140 58,447
Tractor Supply Co.
1,679 52,939
Ulta Beauty, Inc. *
236 120,089
Versigent PLC *
357 15,751
Williams-Sonoma, Inc.
672 136,799
(Cost $8,545,329)
9,790,909
Consumer Staples — 9.8%
Albertsons Cos., Inc., Class A
1,476 23,040
Altria Group, Inc.
9,029 628,238
Archer-Daniels-Midland Co.
1,230 98,129
BJ's Wholesale Club Holdings,
Inc. *
655 55,858
Casey's General Stores, Inc.
84 64,440
Coca-Cola Consolidated, Inc.
145 25,123
Colgate-Palmolive Co.
2,199 198,196
Constellation Brands, Inc., Class
A
157 21,795
Costco Wholesale Corp.
1,441 1,378,057
Dollar General Corp.
586 64,817
Dollar Tree, Inc. *
286 33,302
Estee Lauder Cos., Inc., Class A
430 38,248
General Mills, Inc.
1,251 42,296
Hershey Co.
401 77,806
Ingredion, Inc.
326 33,069
Kenvue , Inc.
2,022 34,940
Kimberly-Clark Corp.
996 97,210
Kroger Co.
1,959 121,752

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Maplebear , Inc. *
391 15,562
Molson Coors Beverage Co.,
Class B
377 14,903
Mondelez International, Inc.,
Class A
1,387 84,843
Monster Beverage Corp. *
1,720 151,498
PepsiCo, Inc.
1,732 249,737
Performance Food Group Co. *
264 25,922
Philip Morris International, Inc.
2,971 526,996
Procter & Gamble Co.
5,475 785,991
Sprouts Farmers Market, Inc. *
186 15,367
Sysco Corp.
1,086 82,330
Target Corp.
1,385 175,992
Tyson Foods, Inc., Class A
592 36,124
US Foods Holding Corp. *
632 51,729
Walmart, Inc.
18,037 2,087,783
(Cost $6,285,577)
7,341,093
Energy — 6.0%
Baker Hughes Co.
2,281 145,710
Cheniere Energy, Inc.
100 22,486
Chevron Corp.
9,014 1,644,694
ConocoPhillips
1,956 222,945
Devon Energy Corp.
3,927 174,712
Diamondback Energy, Inc.
248 47,487
EOG Resources, Inc.
3,465 462,162
Expand Energy Corp.
199 18,503
Exxon Mobil Corp.
6,634 963,655
Halliburton Co.
1,794 69,697
Marathon Petroleum Corp.
832 206,977
NOV, Inc.
1,012 20,199
Permian Resources Corp., Class
A
2,251 43,287
Phillips 66
253 44,498
SLB Ltd.
4,095 223,382
TechnipFMC PLC
1,487 101,740
Valero Energy Corp.
307 75,160
(Cost $3,617,089)
4,487,294
Financials — 9.6%
Affiliated Managers Group, Inc.
189 57,239
Aon PLC, Class A
218 68,901
Arch Capital Group Ltd. *
1,593 142,319
Berkshire Hathaway, Inc., Class
B *
6,183 2,933,710
Capital One Financial Corp.
223 41,908
Cboe Global Markets, Inc.
259 86,392
Cincinnati Financial Corp.
487 76,664
Euronet Worldwide, Inc. *
140 10,147
Evercore, Inc., Class A
210 71,581
FactSet Research Systems, Inc.
115 28,229
Fidelity National Information
Services, Inc.
658 28,287
Number
of Shares Value $
First Citizens BancShares , Inc.,
Class A
18 35,829
Global Payments, Inc.
304 22,955
Houlihan Lokey, Inc.
158 22,382
Jack Henry & Associates, Inc.
186 25,356
Kinsale Capital Group, Inc.
71 21,639
LPL Financial Holdings, Inc.
261 71,454
MarketAxess Holdings, Inc.
136 17,685
Marsh & McLennan Cos., Inc.
1,204 192,604
Mastercard, Inc., Class A
1,853 915,345
MGIC Investment Corp.
2,125 53,593
Moody's Corp.
396 179,487
MSCI, Inc.
203 128,170
PayPal Holdings, Inc.
3,210 143,648
Progressive Corp.
1,556 296,262
S&P Global, Inc.
38 16,112
SEI Investments Co.
474 41,655
Synchrony Financial
1,614 115,304
T. Rowe Price Group, Inc.
1,510 157,840
TPG, Inc. * (a)
401 4
Visa, Inc., Class A
3,701 1,207,858
(Cost $6,900,139)
7,210,559
Health Care — 10.8%
Abbott Laboratories
3,233 276,745
Agilent Technologies, Inc.
191 25,886
Align Technology, Inc. *
195 34,115
Biogen, Inc. *
251 49,196
BioMarin Pharmaceutical, Inc. *
341 19,536
Bristol-Myers Squibb Co.
2,645 151,241
Cardinal Health, Inc.
2,209 434,731
Cencora , Inc.
1,374 370,101
Centene Corp. *
1,636 97,506
Chemed Corp.
46 19,615
Cigna Group
1,727 479,070
CVS Health Corp.
2,211 201,157
Edwards Lifesciences Corp. *
1,116 96,500
Elevance Health, Inc.
289 113,632
Exelixis , Inc. *
887 44,776
GE HealthCare Technologies,
Inc.
465 28,988
Gilead Sciences, Inc.
890 119,643
HCA Healthcare, Inc.
529 200,248
Henry Schein, Inc. *
245 18,762
Humana, Inc.
887 270,908
IDEXX Laboratories, Inc. *
106 59,734
Incyte Corp. *
434 41,985
Intuitive Surgical, Inc. *
87 36,944
Johnson & Johnson
7,265 1,637,022
Labcorp Holdings, Inc.
82 21,325
McKesson Corp.
1,209 897,610
Medpace Holdings, Inc. *
92 41,134

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Merck & Co., Inc.
8,164 969,230
Mettler-Toledo International,
Inc. *
55 64,932
Molina Healthcare, Inc. *
276 47,914
Neurocrine Biosciences, Inc. *
153 24,220
Pfizer, Inc.
4,647 121,658
Regeneron Pharmaceuticals, Inc.
392 240,994
ResMed, Inc.
220 41,925
Royalty Pharma PLC, Class A
931 51,913
Solventum Corp. *
637 47,743
STERIS PLC
105 22,337
Tenet Healthcare Corp. *
107 18,759
United Therapeutics Corp. *
238 132,523
UnitedHealth Group, Inc.
975 370,802
Universal Health Services, Inc.,
Class B
235 34,336
Vertex Pharmaceuticals, Inc. *
110 49,229
West Pharmaceutical Services,
Inc.
177 57,137
Zoetis, Inc.
625 48,556
(Cost $7,487,301)
8,132,318
Industrials — 9.3%
3M Co.
245 37,517
A O Smith Corp.
579 32,841
Acuity, Inc.
146 44,546
AECOM
230 15,955
AGCO Corp.
162 18,189
Allison Transmission Holdings,
Inc.
231 26,225
AMETEK, Inc.
329 74,305
Automatic Data Processing, Inc.
727 161,278
Booz Allen Hamilton Holding
Corp.
314 24,862
Broadridge Financial Solutions,
Inc.
135 20,752
Builders FirstSource , Inc. *
546 41,638
C.H. Robinson Worldwide, Inc.
331 59,133
Carlisle Cos., Inc.
173 59,652
Caterpillar, Inc.
1,020 893,387
Cintas Corp.
462 79,122
Comfort Systems USA, Inc.
95 173,680
Copart, Inc. *
1,267 41,520
CSX Corp.
481 21,770
Cummins, Inc.
184 118,980
Deere & Co.
152 82,411
Delta Air Lines, Inc.
2,432 200,591
Donaldson Co., Inc.
428 35,040
Dover Corp.
145 30,647
Eaton Corp. PLC
425 170,255
EMCOR Group, Inc.
223 184,381
Expeditors International of
Washington, Inc.
745 117,703
Fastenal Co.
2,930 129,506
Number
of Shares Value $
FedEx Corp.
611 251,579
Ferguson Enterprises, Inc.
293 66,209
FTI Consulting, Inc. *
149 22,824
GE Vernova , Inc.
474 458,984
Generac Holdings, Inc. *
121 33,627
General Dynamics Corp.
428 148,439
Genpact Ltd.
486 16,014
Graco, Inc.
435 32,821
Hubbell, Inc.
77 36,468
Illinois Tool Works, Inc.
789 195,104
ITT, Inc.
217 42,315
Jacobs Solutions, Inc.
265 31,763
JB Hunt Transport Services, Inc.
331 91,498
Kirby Corp. *
153 21,510
Landstar System, Inc.
114 23,587
Leidos Holdings, Inc.
156 19,937
Lennox International, Inc.
41 20,589
Lockheed Martin Corp.
637 337,897
Lyft, Inc., Class A *
1,138 16,057
Masco Corp.
849 59,642
MasTec , Inc. *
153 57,891
MSC Industrial Direct Co., Inc.,
Class A
231 25,288
Mueller Industries, Inc.
260 33,436
Northrop Grumman Corp.
151 85,116
Old Dominion Freight Line, Inc.
564 126,985
Oshkosh Corp.
309 40,170
Owens Corning
181 22,773
PACCAR, Inc.
501 55,295
Paychex, Inc.
831 80,590
Paycom Software, Inc.
120 16,760
Quanta Services, Inc.
48 34,163
Robert Half, Inc.
630 18,547
Rockwell Automation, Inc.
88 39,693
Rollins, Inc.
514 24,466
Saia, Inc. *
61 28,815
Simpson Manufacturing Co., Inc.
94 17,836
Snap-on, Inc.
237 87,977
Southwest Airlines Co.
889 38,183
Textron, Inc.
199 18,260
Toro Co.
258 23,189
Trane Technologies PLC
313 141,257
Uber Technologies, Inc. *
3,247 228,589
Union Pacific Corp.
139 36,507
United Airlines Holdings, Inc. *
942 108,142
United Parcel Service, Inc.,
Class B
2,987 318,683
United Rentals, Inc.
139 138,398
Valmont Industries, Inc.
53 27,550
Verisk Analytics, Inc.
154 26,948
W.W. Grainger, Inc.
140 172,794
Watsco , Inc.
40 14,684

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Westinghouse Air Brake
Technologies Corp.
189 49,359
Woodward, Inc.
63 22,052
(Cost $5,531,372)
6,983,146
Information Technology
— 23.4%
Accenture PLC, Class A
1,615 302,118
Adobe, Inc. *
1,197 310,274
Advanced Micro Devices, Inc. *
138 71,222
Amdocs Ltd.
431 27,140
Analog Devices, Inc.
110 45,523
Apple, Inc.
15,192 4,740,815
Applied Materials, Inc.
3,015 1,356,931
Arista Networks, Inc. *
1,595 254,355
Autodesk, Inc. *
58 13,416
Cirrus Logic, Inc. *
199 33,820
Cisco Systems, Inc.
8,501 1,023,690
Cognizant Technology Solutions
Corp., Class A
1,787 99,634
Docusign , Inc. *
345 18,119
Dropbox, Inc., Class A *
1,095 29,434
Dynatrace, Inc. *
320 13,629
F5, Inc. *
134 51,382
Fair Isaac Corp. *
9 11,255
First Solar, Inc. *
200 61,358
Fortinet, Inc. *
618 85,265
Gartner, Inc. *
78 12,652
Intel Corp. *
897 102,868
Jabil, Inc.
260 94,786
Keysight Technologies, Inc. *
202 68,343
KLA Corp.
65 124,911
Lam Research Corp.
3,264 1,038,540
Manhattan Associates, Inc. *
74 11,104
Micron Technology, Inc.
876 850,596
Microsoft Corp.
1,200 540,288
Monolithic Power Systems, Inc.
83 129,995
NetApp, Inc.
513 89,411
NVIDIA Corp.
21,168 4,469,412
QUALCOMM, Inc.
2,950 740,509
Salesforce, Inc.
1,165 222,631
Skyworks Solutions, Inc.
752 58,543
Synopsys, Inc. *
167 79,429
Teradyne, Inc.
301 112,667
Texas Instruments, Inc.
451 137,862
Trimble, Inc. *
263 14,836
VeriSign, Inc.
197 56,220
Zebra Technologies Corp., Class
A *
63 15,349
Zoom Communications, Inc. *
329 33,423
(Cost $12,211,156)
17,553,755
Materials — 2.2%
Alcoa Corp.
507 39,363
Number
of Shares Value $
AptarGroup, Inc.
89 10,311
Avery Dennison Corp.
97 15,430
CF Industries Holdings, Inc.
1,005 112,912
Corteva, Inc.
1,042 81,568
CRH PLC
627 68,211
Eagle Materials, Inc.
83 18,358
Freeport-McMoRan, Inc.
3,530 231,956
Louisiana-Pacific Corp.
336 25,664
LyondellBasell Industries NV,
Class A
562 37,457
Mosaic Co.
447 10,683
Newmont Corp.
3,264 358,420
Nucor Corp.
977 244,250
Packaging Corp. of America
196 42,906
Reliance, Inc.
323 122,989
Royal Gold, Inc.
97 21,775
RPM International, Inc.
195 20,664
Southern Copper Corp.
182 34,817
Steel Dynamics, Inc.
654 170,138
(Cost $1,142,814)
1,667,872
Real Estate — 0.6%
CBRE Group, Inc., Class A *
200 25,008
Gaming and Leisure Properties,
Inc. REIT
471 22,123
Host Hotels & Resorts, Inc. REIT
1,231 28,288
Public Storage REIT
508 154,275
Simon Property Group, Inc. REIT
688 140,978
VICI Properties, Inc. REIT
1,861 52,518
Weyerhaeuser Co. REIT
681 16,691
(Cost $399,853)
439,881
Utilities — 0.3%
Atmos Energy Corp.
149 25,200
Edison International
479 33,501
NRG Energy, Inc.
373 50,012
Talen Energy Corp. *
78 30,171
Vistra Corp.
356 57,042
(Cost $181,486)
195,926
TOTAL COMMON STOCKS
(Cost $59,465,040)
74,517,342
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Russell 1000 ETF
(Cost $50,940)
150 61,936
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $188,906)
188,906 188,906

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Number
of Shares Value $
TOTAL INVESTMENTS — 99.8%
(Cost $59,704,886)
74,768,184
Other assets and liabilities,
net — 0.2%
137,045
NET ASSETS — 100.0%
74,905,229
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
— — — — — 8 — — —
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
352,507 1,056,651 (1,220,252) — — 6,162 — 188,906 188,906
352,507 1,056,651 (1,220,252) — — 6,170 — 188,906 188,906
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 7 242,943 265,851 6/18/2026 22,908
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
QARP-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 74,517,338 $ — $ 4 $ 74,517,342
Exchange-Traded Funds
61,936 — — 61,936
Short-Term Investments (a)
188,906 — — 188,906
Derivatives (b)
Futures Contracts
22,908 — — 22,908
TOTAL
$ 74,791,088 $ — $ 4 $ 74,791,092
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.